LOAN (Narrative) (Details)		1 Months Ended		12 Months Ended
	May 05, 2020 USD ($)	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 05, 2020 CAD ($)	May 05, 2020 USD ($)
Line of Credit Facility [Line Items]
Accretion expense				$ 0	$ 0	$ 898
Toronto Dominion Bank [Member] | Line of credit (CEBA LOC) [Member]
Line of Credit Facility [Line Items]
Loan received		$ 40,000	$ 28,668
Description of line of credit facility conversion to term loan				On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 18, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 2025.
Fair value of amount outstanding							$ 32,906	$ 23,584
Interest rate	3.45%
Fair value gain on loans	$ 5,084
Accretion expense				$ 0	$ 0	$ 898